UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22172
Exact name of Registrant as specified in charter	World Funds Trust
Adress of principal executive offices	8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
Name and address of agent for service

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant's telephone number, inluding area code	(804) 267-7400
Date of fiscal year end	October 31st
Date of reporting period	April 30, 2011

Item #1.  Reports to Stockholders.

GVM MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS April 30, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	97.58%

	EQUITY SECTORS	27.90%
843	Ishares Dow Jones U.S. Telecommunications Sector Index Fund		20,670
4,293	Ishares Russell 1000 Index Fund		326,483
4,660	Technology Select Sector SPDR Fund		124,655
			471,808

	LARGE CAP	69.68%
1,795	Consumer Discretionary Select Sector SPDR Fund		72,841
2,293	Consumer Staples Select Sector SPDR Fund		72,275
1,115	Energy Select Sector SPDR Fund		89,691
6,475	Financial Select Sector SPDR Fund		105,996
2,222	Health Care Select Sector SPDR Fund		78,370
1,997	Industrial Select Sector SPDR Fund		77,284
2,308	Ishares S&P 500 Index Fund		315,965
613	Materials Select Sector SPDR		25,053
667	Utilities Select Sector SPDR Fund		22,118
2,335	SPDR S&P 500 ETF Trust		318,821
			1,178,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost: $ 1,596,182)	97.58%	1,650,222

	OPTIONS	-0.31%
Contracts
(12)	SPDR S&P 500 Index Call @$1,380.00, Expires May 2011		(9,660)
(12)	SPDR S&P 500 Index Puts @$1,310.00, Expires May 2011		(4,020)
12	SPDR S&P 500 Index Puts @$1,335.00, Expires May 2011		8,400
	TOTAL OPTIONS (Cost: $ (4,666))		(5,280)

	TOTAL INVESTMENTS
	(Cost: $ 1,591,516)	97.27%	1,644,942
	Other assets, net of liabilities	2.73%	46,137
	NET ASSETS	100.00%	1,691,079

	See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (unaudited)

ASSETS
Investments at fair value (identified cost of $1,605,196) (Note 1)	$ 1,658,622
Deposits with brokers for options sold short	94,602
Receivable for investments sold	14,958
Receivable for capital stock sold	76,500
Due from advisor	20,076
Prepaid expenses	7,633
TOTAL ASSETS	1,872,391

LIABILITIES
Payable for options sold short (proceeds $11,252)	13,680
Payable for investment purchases	82,960
Accrued 12b-1 fees, Advisor Class	105
Accrued administration, accounting and transfer agent fees	3,672
Other accrued expenses	4,499
TOTAL LIABILITIES	104,916
NET ASSETS	$ 1,767,475

Net Assets Consist of:
Paid-in-capital applicable to 171,610 no par value shares of
beneficial interest outstanding	$ 1,730,265
Accumulated net investment income (loss)	(1,169)
Accumulated net realized gain (loss) on investments	(12,619)
Net unrealized appreciation (depreciation) of investments	50,998
Net Assets	$ 1,767,475

NET ASSET VALUE PER SHARE
Class I
($1,314,677 / 127,608 shares outstanding)	$ 10.30

Advisor Class
($452,798 / 44,002 shares outstanding)	$ 10.29

See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
STATEMENT OF OPERATIONS
Period February 1, 2011* through April 30, 2011 (unaudited)

INVESTMENT INCOME
Dividend	$ 2,308

EXPENSES
Investment management fees (Note 2)	1,767
12b-1 fees (Note 2)	122
Recordkeeping and administrative services (Note 2)	4,145
Accounting fees (Note 2)	4,822
Custody fees	952
Transfer agent fees (Note 2)	1,513
Professional fees	2,893
Filing and registration fees (Note 2)	1,320
Trustee fees	904
Compliance fees	2,169
Shareholder servicing and reports (Note 2)	1,413
Interest expense	261
Other	3,039
Total expenses	25,320
Fee waivers and reimbursed expenses (Note 2)	(21,843)
Net Expenses	3,477
Net investment income (loss)	(1,169)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(12,619)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	50,998
Net realized and unrealized gain (loss) on investments	38,379
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 37,210

*Commencement of operations.

See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
STATEMENT OF CHANGES IN NET ASSETS
Period
February 1, 2011*
Through
April 30, 2011
(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (1,169)
Net realized gain (loss) on investments	(12,619)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	50,998
Increase (decrease) in net assets from operations	37,210

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	1,287,044
Advisor Class	443,273
Shares redeemed
Institutional Class	-
Advisor Class	(52)
Increase (decrease) in net assets from capital stock transactions	1,730,265

NET ASSETS
Increase (decrease) during period	1,767,475
Beginning of period	-
End of period (including undistributed net investment income (loss)
of $(1,169))	$ 1,767,475

*Commencement of operations.

See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I
	Period
	February 1, 2011*
	Through
	4/30/2011 (1)
	(unaudited)

Net asset value, beginning of period	$ 10.00

Investment activities
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.31
Total from investment activities	0.30

Net asset value, end of period	$ 10.30

Total Return	3.00%	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.74%	***
Net investment income (loss)	(0.59%)	***
Portfolio turnover rate	8.86%	**
Net assets, end of period (000's)	$ 1,315

(1) Per share amounts calculated using the average share method.

* Commencement of operations.
** Not annualized.
***Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 13.85% for the period ended April 30, 2011.

See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Advisor Class
	Period
	February 2, 2011*
	Through
	4/30/2011 (1)
	(unaudited)

Net asset value, beginning of period	$ 10.01

Investment activities
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.30
Total from investment activities	0.28

Net asset value, end of period	$ 10.29

Total Return	2.80%	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.99%	***
Net investment income (loss)	(0.84%)	***
Portfolio turnover rate	8.86%	**
Net assets, end of period (000's)	$ 453

(1) Per share amounts calculated using the average share method.

* Commencement of operations.
** Not annualized.
***Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 13.85% for the period ended April 30, 2011.

See Notes to Financial Statements

GVM MANAGED VOLATILITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2011 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GVM Managed Volatility Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations February 1, 2011 as a series of WFT.  The Fund currently offers Class I and Advisor Class shares.

The Fund seeks to achieve growth of capital by capturing most of the positive returns of the equity market with less risk and volatility than other equity investments by investing primarily in a non-diversified portfolio consisting of broad-based and sector-based exchange-traded funds (“ETFs”) that are comprised of equity and fixed income securities, while also utilizing index call options and index put options to manage volatility.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  The Fund’s long options are valued at the bid price and the Fund’s short options are valued at the ask price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$ 1,650,222	$-	$-	$ 1,650,222
Put Options	-	8,400	-	8,400
Put Options sold short	-	(4,020)	-	(4,020)
Call Options sold short	-	(9,660)	-	(9,660)
	$ 1,650,222	$(5,280)	$-	$ 1,644,942

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector/capitalization. The Fund held no Level 3 securities at any time during the period February 1, 2011* through April 30, 2011.

There were no transfers into or out of Levels 1 or 2 during the period February 1, 2011* through April 30, 2011.

Derivatives

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.  Derivatives may be used for hedging or non-hedging purposes.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.  When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments in the Fund’s results of operation and financial position.  Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.  The Fund values its derivatives at fair value, as described below and in Note 1, and recognizes changes in fair value currently in its Statement of Operations.

           Derivatives instruments include options.  As of April 30, 2011, the Fund held equity derivatives with a fair value of $(5,280), included in investments at fair value on the accompanying Statement of Assets with an unrealized loss of $4,666 included on the accompanying Statement of Assets and Liabilities.

The cost of option contracts purchased, and the proceeds from option contracts sold during the year ended December 31, 2009 were $76,215 and $86,105, respectively.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.  Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions expected to be taken in the 2010 tax return and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period February 1, 2011* through April 30, 2011, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable

*Commencement of operations.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Gibson Volatility Management, LLC (“Advisor”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until March 1, 2012 so that the ratio of total operating expenses is limited to 1.99% of Advisor Class shares average net assets and 1.74% of Class I shares average net assets.  The limit does not apply to dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expense”).  For the period February 1, 2011* through April 30, 2011, the Advisor earned and waived $1,767 in advisory fees.  As of April 30, 2011, the Fund was due $20,076 from the Advisor, which was subsequently paid by the Advisor.

The Advisor may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of April 30, 2011 was $21,843 which expires October 31, 2014.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended, whereby the Advisor Class shares may finance activities which are primarily intended to result in the sale of the Fund’s Advisor Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Advisor Class average daily net assets.  For the period February 1, 2011* through April 30, 2011, there was $122 of 12b-1 fees incurred by Advisor Class shares.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the period February 1, 2011* through April 30, 2011, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $4,145 for its services for the period February 1, 2011* through April 30, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $1,513 for its services for the period February 1, 2011* through April 30, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $4,822 for its services for the period February 1, 2011* through April 30, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

*Commencement of operations.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period February 1, 2011* through April 30, 2011 aggregated $1,697,453 and $63,257, respectively.

*Commencement of operations.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the period February 1, 2011* through April 30, 2011.

As of April 30, 2011, the components of distributable earnings on a tax basis were as follows:

Period February 1, 2011* through April 30, 2011
(unaudited)
Accumulated net investment income (loss)	$ (1,169)
Accumulated net realized gain (loss) on investments	(12,619)
Unrealized appreciation (depreciation)	50,998
$ 37,210

Cost of securities for Federal Income tax purposes is $1,606,563 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 55,219
Gross unrealized depreciation	(4,221)
Net unrealized appreciation (depreciation)	$ 50,998

*Commencement of operations.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Advisor Class Shares Period February 2, 2011* through April 30, 2011 (unaudited)		Class I Shares Period February 1, 2011* through April 30, 2011 (unaudited)
	Shares	Value	Shares	Value
Shares sold	44,007	$443,273	127,608	$1,287,044
Shares redeemed	(5)	(52)	-	-
Net increase (decrease)	44,002	$443,221	127,608	$1,287,044

*Commencement of operations.

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATON (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov by August 31, 2011.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Gibson Volatility Management,  LLC (the ‘‘Advisor’’) supervises the investments of the GVM Managed Volatility Fund (the ‘‘Fund’’), a series portfolio of the World Funds Trust (the ‘‘Trust’’), pursuant to an Investment Advisory Agreement (the ‘‘Agreement’’) between the Advisor and the Trust with respect to the Fund. At the quarterly meeting of the Board of Trustees of the Trust (the ‘‘Board’’ or ‘‘Trustees’’) that was held on January 14, 2011, the Trustees, including a majority of the Trustees who are not parties to the Agreement or ‘‘interested persons’’ of any such party as such term is defined under the Investment Company Act of 1940, as amended (the ‘‘Independent Trustees’’), voting separately, unanimously approved the Agreement for an initial term of two years from the date the Fund commenced operations (February 1, 2011), under the terms and for the compensation described therein.

In considering whether to approve the Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the initial approval process. At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Agreement and a proposed Expense Limitation Agreement between the Advisor and the Trust with respect to the Fund (the ‘‘Expense Limitation Agreement’’); materials provided by the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative performance and expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from The law Offices of John H. Lively & Associates, Inc. (counsel to the Fund) that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the types of information and factors that should be considered in order to make an informed decision.

Provided below is an overview of the factors the Board considered at its Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Advisor. In this regard, the Board considered the responsibilities the Advisor would have under the Advisory Agreement. The Board reviewed the services to be provided by the Advisor to the Fund including, without limitation: the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Advisor during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Advisor (e.g., the Advisor’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Advisor.  The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review

The costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Advisor in managing the Fund.  The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Advisor.  The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

Brokerage and portfolio transactions.  In regard to brokerage and portfolio transaction, the Board considered the Advisor’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Fund. After further review, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor’s code of ethics and other relevant policies described in the Advisor’s Form ADV. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

GVM MANAGED VOLATILITY FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including deferred sales charges on certain redemptions made within 30 days of purchase (Advisor Class and Class I shares) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2011, inception date, and held for the period ended April 30, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ADVISOR SHARES	Beginning Account Value February 1, 2011**	Ending Account Value April 30, 2011	Expenses Paid During Period* February 1, 2011** through April 30, 2011
Actual	$1,000.00	$1,027.97	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	$3.19

INSTITUTIONAL SHARES	Beginning Account Value February 1, 2011**	Ending Account Value April 30, 2011	Expenses Paid During Period* February 1, 2011** through April 30, 2011
Actual	$1,000.00	$1,030.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,016.30	$2.79

* - Expenses are equal to the Fund’s annualized expense ratio of 1.99%  for Advisor Shares and 1.74% for Class I,  multiplied by the average account value for the period, multiplied by 58 days in the most recent fiscal half year divided by 365 days in the current year.

**Inception date

ITEM 2. CODE OF ETHICS.
 Not applicable when filing a semi-annual report to shareholders.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable when filing a semi-annual report to shareholders. I

 TEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 6. SCHEDULE OF INVESTMENTS.

 Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

 ITEM 11. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))

 are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities

 Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))

 that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected,

 or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12. EXHIBITS.

 (a)(1) Code of ethics.

 Not applicable when filing a semi-annual report to shareholders.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 11, 2011

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: July 11, 2011

* Print the name and title of each signing officer under his or her signature.